Capital - Additional Information (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,948,900
Preference Shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issuance (in shares)	2,000,000
Number of shares issued (in shares)	0	0